Basis of Presentation and Significant Accounting Policies (Summary of Portion of Medicaid Reimbursements Attributable to State Supplemental Payment Programs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Medicaid revenues	$ 12,104,580	$ 11,613,826	$ 10,705,195
Provider taxes and other expenses	2,424,099	2,081,009	2,039,642
State Supplemental Payment Programs [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Medicaid revenues	220,389	211,696	192,771
Provider taxes and other expenses	76,616	75,929	73,149
Reimbursements attributable to state supplemental payment programs, net of expenses	$ 143,773	$ 135,767	$ 119,622